Segment Information - Revenue by Geographic Region (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total Revenue	$ 313,396	$ 264,877	$ 202,397
Asia
Total Revenue	208,690	167,670	158,441
Europe
Total Revenue	40,147	40,875	23,949
United States
Total Revenue	$ 64,559	$ 56,332	$ 20,007